Income Taxes (Details Narrative) - USD ($)					12 Months Ended
	Jan. 04, 2017	Apr. 01, 2015	Apr. 01, 2014	Mar. 31, 2014	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Provision for income taxes
Operating loss carryforwards, federal					3,259,000
Operating loss carryforwards, state					951,000
Interest and penalties					$ 0	$ 0
Operating Loss Carryforwards [Line Items]
Standard corporate income tax rate					(12.81%)	(14.10%)
Photomedex, Inc. [Member]
Income Tax Disclosure [Abstract]
Provision for income taxes					$ 762,000	$ (1,794,000)
Operating Loss Carryforwards [Line Items]
Additional unrecognized tax expected					375,000
Photomedex, Inc. [Member] | Other Companies [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards					$ 100,000
Foreign Tax Authority [Member] | Israel Tax Authority [Member] | Photomedex, Inc. [Member]
Operating Loss Carryforwards [Line Items]
Standard corporate income tax rate	25.00%
Reduction in standard corporate income tax rate	1.50%
Foreign Tax Authority [Member] | Israel Tax Authority [Member] | Photomedex, Inc. [Member] | Minimum [Member]
Operating Loss Carryforwards [Line Items]
Standard corporate income tax rate					25.00%
Foreign Tax Authority [Member] | Israel Tax Authority [Member] | Photomedex, Inc. [Member] | Maximum [Member]
Operating Loss Carryforwards [Line Items]
Standard corporate income tax rate					26.50%
Foreign Tax Authority [Member] | Her Majesty's Revenue and Customs (HMRC) [Member] | Photomedex, Inc. [Member]
Operating Loss Carryforwards [Line Items]
Standard corporate income tax rate		20.00%	21.00%	23.00%
Description of standard corporate income tax rate					The rate is scheduled to further reduce to 19% effective April 1, 2017.
Foreign Tax Authority [Member] | Her Majesty's Revenue and Customs (HMRC) [Member] | Photomedex, Inc. [Member] | Photo Therapeutics Limited [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards					$ 9,500,000
Percentage of valuation allowance					100.00%
Foreign Tax Authority [Member] | Internal Revenue Service (IRS) [Member] | Photomedex, Inc. [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards					$ 12,100,000
Foreign Tax Authority [Member] | Secretariat of the Federal Revenue Bureau of Brazil [Member] | Photomedex, Inc. [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards					$ 1,800,000
Federal Jurisdiction [Member] | Internal Revenue Service (IRS) [Member] | Photomedex, Inc. [Member] | Minimum [Member]
Operating Loss Carryforwards [Line Items]
Expiration year					2022
Federal Jurisdiction [Member] | Internal Revenue Service (IRS) [Member] | Photomedex, Inc. [Member] | Maximum [Member]
Operating Loss Carryforwards [Line Items]
Expiration year					2030
State and Local Jurisdiction [Member] | Internal Revenue Service (IRS) [Member] | Photomedex, Inc. [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards					$ 45,400,000
State and Local Jurisdiction [Member] | Internal Revenue Service (IRS) [Member] | Photomedex, Inc. [Member] | Minimum [Member]
Operating Loss Carryforwards [Line Items]
Expiration year					2017
State and Local Jurisdiction [Member] | Internal Revenue Service (IRS) [Member] | Photomedex, Inc. [Member] | Maximum [Member]
Operating Loss Carryforwards [Line Items]
Expiration year					2034
Alternative Minimum Tax [Member | Internal Revenue Service (IRS) [Member] | Photomedex, Inc. [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards					$ 300,000
Federal Tax Authority [Member] | Internal Revenue Service (IRS) [Member] | Photomedex, Inc. [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards					$ 78,000,000